Impairment Losses Due to Credit Loss (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [Abstract]
Impairment losses on loans and receivables guarantees and loan commitment recognized for credit loss

39. IMPAIRMENT LOSSES DUE TO CREDIT LOSS

Impairment losses on loans and receivables, guarantees and loan commitment recognized for credit loss are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2015	2016	2017
Provision due to credit loss	(1,112,139)	(890,763)	(862,273)
Reversal of provision on/(provision for) guarantees	140,318	59,780	55,424
Reversal of provision on/(provision for) loan commitment	5,175	(3,093)	21,716

Total	(966,646)	(834,076)	(785,133)